STOCK BASED COMPENSATION - Restricted Stock Units (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2024 shares	Feb. 29, 2024 shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Milestone director item tranche $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
STOCK BASED COMPENSATION
Stock-based compensation expense | $			$ 1,534	$ 3,857	$ 9,449	$ 9,125
Restricted stock units
STOCK BASED COMPENSATION
Number of directors receiving share based awards | director					1
Number of tranches | tranche					4
RSUs outstanding | shares					1,394,670	1,446,116
Common stock grant date fair value per share					$ 4.8
Weighted average fair value of RSU						$ 1.28
Vesting conditions probability | item					0
Stock-based compensation expense | $					$ 0
Restricted stock units | Minimum | Stock price between $68.02 to $136.04
STOCK BASED COMPENSATION
Stock price target					$ 68.02
Restricted stock units | Minimum | Stock price between $136.05 to $238.06
STOCK BASED COMPENSATION
Stock price target					136.05
Restricted stock units | Minimum | Stock price between $238.07 to $340.09
STOCK BASED COMPENSATION
Stock price target					238.07
Restricted stock units | Minimum | Stock price greater than $340.10
STOCK BASED COMPENSATION
Stock price target					340.1
Restricted stock units | Maximum | Stock price between $68.02 to $136.04
STOCK BASED COMPENSATION
Stock price target					136.04
Restricted stock units | Maximum | Stock price between $136.05 to $238.06
STOCK BASED COMPENSATION
Stock price target					238.06
Restricted stock units | Maximum | Stock price between $238.07 to $340.09
STOCK BASED COMPENSATION
Stock price target					$ 340.09
Restricted stock units | 3-4 performance conditions | Minimum
STOCK BASED COMPENSATION
Performance milestones required | Milestone					3
Restricted stock units | 3-4 performance conditions | Maximum
STOCK BASED COMPENSATION
Performance milestones required | Milestone					4
Restricted stock units | 5-6 performance conditions | Minimum
STOCK BASED COMPENSATION
Performance milestones required | Milestone					5
Restricted stock units | 5-6 performance conditions | Maximum
STOCK BASED COMPENSATION
Performance milestones required | Milestone					6
Restricted stock units | 7 performance conditions | Minimum
STOCK BASED COMPENSATION
Performance milestones required | Milestone					7
RSU subject to performance condition
STOCK BASED COMPENSATION
Number of RSUs issued | shares	1,446,116	1,446,116
Total milestones for performance conditions | Milestone					10
RSU not subject to performance condition
STOCK BASED COMPENSATION
Number of RSUs issued | shares					0
Unrecognized stock-based compensation expense | $					$ 1,785